Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets and Goodwill
Balance at beginning of period	$ 4,738	$ 4,738	$ 4,399
Goodwill acquired			339
Balance at end of period	4,738	4,738	4,738	$ 4,399
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0